INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11:	INCOME TAXES

a.	Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
	(U.S. $ in thousands)
Deferred tax assets:
Tax loss carryforwards	$4,703	$9,409
Research and development	4,216	6,141
Deferred revenue	1,334	2,238
Employee and payroll accrued expenses	684	891
Operating lease liability	—	1,013
Other	—	72
Total deferred tax assets	10,937	19,764
Deferred tax liabilities:
Property and equipment, net	(129)	(250)
Deferred costs	(1,352)	(1,481)
Operating lease right-of-use asset	—	(984)
Other	(5)	—
Total deferred tax liabilities	(1,486)	(2,715)
Total deferred tax assets, net	9,451	17,049
Less valuation allowance for deferred tax assets	(8,762)	(15,390)
Deferred tax assets	$689	$1,659

The Company’s deferred tax assets are classified entirely in the consolidated balance sheet as non-current assets.

Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, the Company considered all available evidence, including past operating results, the most recent projections for taxable income, and prudent and feasible tax planning strategies. The Company reassess its valuation allowance periodically and if future evidence allows for a partial or full release of the valuation allowance, a tax benefit will be recorded accordingly.

As of December 31, 2018 and 2019, the Company had recorded a full valuation allowance of $8,762 thousand and $15,390 thousand, respectively, with regard to its deferred taxes, consisting primarily of tax loss carryforwards generated in Israel.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was enacted into law. The new legislation represents fundamental modifications to the U.S. tax system. The Act contains several key tax provisions that will impact the Company’s U.S. subsidiary, including the reduction of the maximum U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018. The Act also repeals the corporate alternative minimum tax for tax years beginning after December 31, 2017.

U.S. GAAP requires that the impact of tax legislation be recognized in the period in which the law was enacted. The Company revalued its deferred tax assets at the statutory rate of 21% as of December 31, 2017 that will be in effect in 2018 and forward.

The Company believes that all future profits of its subsidiaries will be indefinitely reinvested or that there is no expectation to distribute any taxable dividends from these subsidiaries.

b.	Provision for Income Taxes

Loss (Income) before taxes on income for the years ended December 31, 2017, 2018 and 2019 were as follows:

		December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Israeli	3,319	$4,879	$29,560
Non-Israeli	(1,324)	(1,900)	(2,452)
	1,995	$2,979	$27,108

The components of taxes on income for the years ended December 31, 2017, 2018 and 2019 were as follows:

		December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Current
Israeli	109	$105	$164
Non-Israeli	1,277	1,328	1,817
	1,386	1,433	1,981
Deferred
Israeli	88	(1)	—
Non-Israeli	(677)	(149)	(970)
	(589)	(150)	(970)
Total taxes on income	797	$1,283	$1,011

A reconciliation of the theoretical tax benefit and actual taxes on income for the years ended December 31, 2017, 2018 and 2019 is set forth below:

		December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Loss before taxes on income	1,995	$2,979	$27,108
Statutory tax rate in Israel	24%	23%	23%
Theoretical tax benefit	479	685	6,235
Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	185	(399)	(157)
Operating losses and other temporary differences for which valuation allowance was provided	(546)	(708)	(4,972)
Permanent differences	(462)	(756)	(2,162)
Uncertain tax position	(91)	(91)	(158)
Change in tax rate	(255)	—	—
Prior years tax adjustments	—	—	204
Other	(107)	(14)	(1)
Actual taxes on income	(797)	$(1,283)	$(1,011)

Uncertain tax positions

Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Company believes that certain positions might be challenged despite its belief that its tax return positions are fully supportable. The Company adjusts these reserves in light of changing facts and circumstances, such as the outcome of a tax audit or changes in the tax law. The provision for income taxes includes the impact of reserve provisions and changes to reserves that are considered appropriate.

		Year ended December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Balance at beginning of year	330	$421	$512
Additions for tax positions related to the current year	91	91	158
Balance at end of year	421	$512	$670

The Company is subject to income taxes in the U.S., Israel and certain other foreign jurisdictions. The Company files income tax returns in various jurisdictions with varying statutes of limitations. Tax returns of the U.S. subsidiary submitted in the United States through 2014 tax year are considered to be final following the completion of an Internal Revenue Service examination. Tax returns of the Israel entity submitted in Israel through the 2013 tax year are considered to be final following the completion of an Israeli Tax Authorities examination. The expiration of the statute of limitations related to the various other foreign and state income tax returns that the Company and its subsidiaries file vary by state and foreign jurisdiction.

c.	Basis of taxation

Company incorporated in the U.S. — tax rate of 35% through December 31, 2017 and 21% in 2018 and thereafter.

Company incorporated in Germany — tax rate of 33%.

Company incorporated in UK — tax rate of 19%.

Company incorporated in France — tax rate of 33%.

Tax rates in Israel

Company incorporated in Israel — tax rate of 24% for 2017 and 23% in 2018 and thereafter.

Tax benefits in Israel

Under Israel law, including Amendment No. 60 to the Israel law, the Company may be entitled to various tax benefits such as “approved enterprise” or “benefited enterprise” status, subject to meeting certain conditions, including generating taxable income. As of December 31, 2019, the Company does not anticipate taxable income in the foreseeable future.

The main potential tax benefits available are the following:

1)

In respect of income derived from the benefited enterprises, the Company is entitled to tax exempt during a period of two years from the year in which the Company first earns taxable income (limited to twelve years from the commencement date).

2)	In the event of distribution of a cash dividend from income which was tax exempt as above, the Company would have to pay 25% tax in respect of the amount distributed.

3)

Entitlement to the above benefits is conditioned upon the Company’s fulfilling the conditions stipulated by the above law, regulations published thereunder and the certificate of approval for the specific investments in approved enterprises or benefited enterprises. In the event of failure to comply with these conditions, the benefits may be cancelled, and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of linkage differences to the Israeli CPI and interest.

Israel tax loss carryforwards

Accumulated losses for tax purposes as of December 31, 2019 amounted to $40,908 thousand, and were generated in Israel. These losses may be carried forward and offset against taxable income in the future for an indefinite period. A full valuation allowance was created against the Company’s deferred tax assets generated in Israel, consisting mostly of net operating loss carryovers. Management currently believes that it is more likely than not that the deferred taxes generated in Israel will not be realized in the foreseeable future.